Property, plant and equipment (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 2,075,441
Ending balance		1,754,367	$ 2,075,441 [1]
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,075,441
Ending balance		1,754,367	2,075,441
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,736,078	3,328,495
Additions during the period		364,146	416,326
Additions through business combinations		5,576	266,995
Transfer from advance payments		61,059	125,785
Disposals		(43,322)	(241,095)
Effects of movement in exchange rates		(906,871)	(160,428)
Reclassified to assets held for sale		(102,135)
Ending balance		3,114,531	3,736,078
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,660,637)	(1,614,234)
Charge for the period		229,411	333,876
Net impairment/(reversal of impairment)		78,360	34,903
Disposals		41,228	235,690
Effects of movement in exchange rates		486,020	86,686
Reclassified to assets held for sale		80,996
Ending balance		(1,360,164)	(1,660,637)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,400,241
Ending balance		1,076,148	1,400,241
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,961,567	2,829,528
Additions during the period		38,285	(20,994)
Additions through business combinations		5,576	266,110
Reclassification		119,159	176,625
Transfer from advance payments		41,889	100,578
Disposals		(4,950)	(239,350)
Effects of movement in exchange rates		(732,553)	(150,930)
Reclassified to assets held for sale		(102,135)
Ending balance		2,326,838	2,961,567
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,561,326)	(1,575,315)
Charge for the period		174,967	268,999
Net impairment/(reversal of impairment)		77,896	34,702
Disposals		4,034	234,117
Effects of movement in exchange rates		478,469	83,573
Reclassified to assets held for sale		80,996
Ending balance		(1,250,690)	(1,561,326)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		305,150
Ending balance		329,341	305,150
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		364,182	250,690
Additions during the period		13,634	70,905
Reclassification		67,095	10,991
Transfer from advance payments		980	16,412
Disposals		(35,571)
Effects of movement in exchange rates		(5,911)	15,184
Ending balance		404,409	364,182
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(59,032)	(5,354)
Charge for the period		48,207	54,152
Net impairment/(reversal of impairment)		464	201
Disposals		34,506
Effects of movement in exchange rates		(1,871)	675
Ending balance		(75,068)	(59,032)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		61,753
Ending balance		47,324	61,753
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		63,586	56,268
Additions during the period		1,044	1,489
Additions through business combinations			885
Reclassification		6,422	1,992
Transfer from advance payments		1,924	6,754
Effects of movement in exchange rates		(24,319)	(3,802)
Ending balance		48,657	63,586
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,833)	(1,637)
Charge for the period		263	315
Effects of movement in exchange rates		763	119
Ending balance		(1,333)	(1,833)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,871
Ending balance		5,115	10,871
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32,308	22,198
Additions during the period		2,573	7,453
Reclassification		(2,883)	4,231
Transfer from advance payments			33
Disposals		(1,176)	(459)
Effects of movement in exchange rates		(6,403)	(1,148)
Ending balance		24,419	32,308
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(21,437)	(17,157)
Charge for the period		2,859	5,800
Disposals		1,168	301
Effects of movement in exchange rates		3,824	1,219
Ending balance		(19,304)	(21,437)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,268
Ending balance		7,061	10,268
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,277	23,458
Additions during the period		3,429	6,961
Reclassification		84
Disposals		(1,625)	(1,286)
Effects of movement in exchange rates		(8,335)	(1,856)
Ending balance		20,830	27,277
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(17,009)	(14,771)
Charge for the period		3,115	4,610
Disposals		1,520	1,272
Effects of movement in exchange rates		4,835	1,100
Ending balance		(13,769)	(17,009)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		287,158
Ending balance		289,378	287,158
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		287,158	146,353
Additions during the period		305,181	350,512
Reclassification		(189,877)	(193,839)
Transfer from advance payments		16,266	2,008
Effects of movement in exchange rates		(129,350)	(17,876)
Ending balance		289,378	287,158
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		965,019
Ending balance		883,234	965,019
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,165,180	650,504
Additions during the period		88,794	100,832
Additions through business combinations			478,602
Disposals		(25,511)	(17,755)
Effects of movement in exchange rates		(123,332)	(47,003)
Ending balance		1,105,131	1,165,180
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(200,161)	(129,853)
Charge for the period		73,247	88,615
Net impairment/(reversal of impairment)		1,277	3,151
Disposals		14,315	13,237
Effects of movement in exchange rates		38,473	8,221
Ending balance		$ (221,897)	$ (200,161)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.